Acquisitions	12 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
Acquisitions
25.	Acquisitions

(1)	TEN Sports Network acquisition

On February 28, 2017, Sony Pictures Networks India, a wholly-owned subsidiary of Sony, completed the first phase of a two-phase acquisition of the TEN Sports Network in a majority of the countries and territories where TEN Sports Network operates, including India, for total consideration of 39,106 million yen (346 million U.S. dollars), of which 37,298 million yen (330 million U.S. dollars) was paid during the fiscal year ended March 31, 2017 and the remaining 1,772 million yen (16 million U.S. dollars) was paid during the fiscal year ended March 31, 2018. On September 15, 2017, Sony Pictures Networks India completed the final phase of the acquisition for cash consideration of 2,316 million yen (21 million U.S. dollars).

As a result of the acquisition, Sony recorded 26,489 million yen (235 million U.S. dollars) of goodwill and 14,910 million yen (132 million U.S. dollars) of intangible assets. The cash consideration paid in this transaction, net of cash received, is included within Other in the investing activities section of the consolidated statements of cash flows.

Pro forma results of operations have not been presented because the effect of the acquisition was not material.

(2)	EMI Music Publishing acquisition

On November 14, 2018, Sony Corporation of America, Sony’s wholly-owned subsidiary, completed the acquisition of the entirety of the approximately 60% equity interest held by the investor consortium led by the Mubadala Investment Company in DH Publishing, L.P. (“EMI”), which owned and managed EMI Music Publishing, for the equity purchase price of 257,168 million yen (2,269 million U.S. dollars), which includes payments related to warrants and management equity plans. Sony paid all the consideration in cash upon the acquisition. As a result of this acquisition, EMI has become a wholly-owned subsidiary of Sony. This acquisition allows Sony to build upon its music publishing library by providing the Company with full ownership of the EMI Music Publishing catalog which was being administered by Sony’s wholly-owned music publishing subsidiary, Sony/ATV Music Publishing. Sony’s consolidated income statements for the fiscal year ended March 31, 2019 include revenue and operating income of 28,871 million yen (260 million U.S. dollars) and 6,432 million yen (58 million U.S. dollars), respectively, attributable to EMI since the date of acquisition. Sony’s consolidated income statements for the three months ended March 31, 2019 include revenue and operating income of 18,420 million yen (167 million U.S. dollars) and 4,522 million yen (41 million U.S. dollars), respectively, attributable to EMI.

Prior to the acquisition, Sony’s interest in EMI was accounted for under the equity method of accounting. As a result of Sony obtaining a controlling interest in EMI, Sony consolidated EMI using the acquisition method of accounting and recorded the fair value of the identifiable assets, liabilities assumed and residual goodwill of EMI. Sony remeasured the approximately 40% equity interest in EMI that Sony already owned prior to the acquisition at a fair value of 141,141 million yen (1,245 million U.S. dollars) which resulted in the recognition of a non-cash gain of 116,939 million yen (1,032 million U.S. dollars) recorded in other operating income, net for the three months ended December 31, 2018. Sony did not record any tax expense or deferred tax liability corresponding to this gain. Sony also assumed EMI’s existing interest-bearing debt of 148,621 million yen (1,311 million U.S. dollars) as a result of this acquisition, of which 108,942 million yen (961 million U.S. dollars) was repaid immediately from Sony’s existing cash.

The following table summarizes the fair values assigned to the assets and liabilities of EMI that were recorded in the Music segment. The purchase price allocation as of the date of the acquisition is preliminary and is subject to revision as more detailed analyses are completed. The primary areas of the purchase price allocation that are not yet finalized are related to income taxes and the residual goodwill.

Yen in millions
Cash and cash equivalents	12,971
Notes and accounts receivable, trade and contract assets	32,287
Prepaid expenses and other current assets	10,220
Securities investments and other	1,476
Intangibles, net	420,534
Goodwill	237,271
Other	10,023

Total assets	724,782

Notes and accounts payable, trade	1,731
Accounts payable, other and accrued expenses	70,675
Accrued income and other taxes	3,082
Long-term debt	148,621
Accrued pension and severance costs	1,947
Deferred income taxes	94,849
Other	5,564

Total liabilities	326,469

Intangibles mainly consists of music publishing catalogs with weighted average amortization periods of 43 years. Goodwill represents unidentifiable intangible assets, such as future growth from new revenue streams and synergies with existing Sony assets and businesses, and is calculated as the excess of the purchase price over the estimated fair value of the tangible and intangible assets acquired and is not deductible for tax purposes. The goodwill recorded in connection with this acquisition is included in the Music segment.

The following unaudited supplemental pro forma financial information presents the combined results of operations of Sony and EMI as though the acquisition had occurred as of the beginning of the fiscal year ended March 31, 2018:

	Yen in millions, Yen per share amounts
	Fiscal year ended March 31
	2018	2019
Net sales	8,612,280	8,738,209
Operating income	854,786	801,973
Net income attributable to Sony Corporation’s stockholders	584,019	817,629
Per share data:
— Basic EPS	462.08	645.53
— Diluted EPS	451.88	631.55

The unaudited supplemental pro forma financial information is based on estimates and assumptions, which Sony believes are reasonable, and is not intended to represent or be indicative of what Sony’s consolidated net income attributable to Sony Corporation’s stockholders would have been had the acquisition been completed at the beginning of the fiscal year ended March 31, 2018 and should not be taken as indicative of Sony’s future consolidated net income attributable to Sony Corporation’s stockholders. The unaudited supplemental pro forma financial information includes the elimination of equity in net income and consolidation of EMI, the adjustment of the gain from the remeasurement of the previously owned equity interest, incremental intangible asset amortization, net of the related tax effects and the adjustments of expenses incurred in relation to warrants and management equity plans.

(3)	Other acquisitions

During the fiscal year ended March 31, 2017, Sony completed other acquisitions for total consideration of 12,409 million yen which were paid for primarily in cash and there was no material contingent consideration subject to future change. As a result of these acquisitions, Sony recorded 12,384 million yen of goodwill and 7,073 million yen of intangible assets.

During the fiscal year ended March 31, 2018, Sony completed other acquisitions for total consideration of 27,459 million yen which were paid for primarily in cash and there was no material contingent consideration subject to future change. As a result of these acquisitions, Sony recorded 20,013 million yen of goodwill and 4,980 million yen of intangible assets.

During the fiscal year ended March 31, 2019, Sony completed other acquisitions for total consideration of 7,743 million yen which were paid for primarily in cash and there was no material contingent consideration subject to future change. As a result of these acquisitions, Sony recorded 5,773 million yen of goodwill and 4,422 million yen of intangible assets.

No significant amounts have been allocated to in-process research and development and all of the entities described above have been consolidated into Sony’s results of operations since their respective acquisition dates. Pro forma results of operations have not been presented because the effects of other acquisitions, individually and in aggregate, were not material.